Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance at beginning of period, Assets	$ 10,770	$ 11,441
Balance at beginning of period, Liabilities	1,413	1,881
Balance at beginning of period, Deferred taxes net	9,357	9,560
Taxes losses carryforward, Assets	(609)	(68)
Taxes losses carryforward, Deferred taxes net	(609)	(68)
Provision for asset retirement obligations and other liabilities, Assets	(1,123)	(488)
Provision for asset retirement obligations and other liabilities, Liabilities	86	114
Provision for asset retirement obligations and other liabilities, Deferred taxes net	(1,209)	(602)
Fair value of financial instruments, Assets	(168)	(634)
Fair value of financial instruments, Deferred taxes net	(168)	(634)
Allocated goodwill, Liabilities	(64)	(607)
Allocated goodwill, Deferred taxes net	64	607
Other, Assets	251	(254)
Other, Deferred taxes net	251	(254)
Effect in income statement, Assets	(1,649)	(1,444)
Effect in income statement, Liabilities	22	(493)
Effect in income statement, Deferred taxes net	(1,671)	(951)
Employee post-retirement obligation, Assets	34	(116)
Employee post-retirement obligation, Deferred taxes net	34	(116)
Fair value of financial instruments, Assets	32	73
Fair value of financial instruments, Deferred taxes net	32	73
Other comprehensive income, Assets	66	(43)
Other comprehensive income, Deferred taxes net	66	(43)
Transfers between assets and liabilities, Assets	(371)	130
Transfers between assets and liabilities, Liabilities	(371)	130
Translation adjustment, Assets	749	686
Translation adjustment, Liabilities	19	(77)
Translation adjustment, Deferred taxes net	730	763
Sale of California Steel Industries, Liabilities		(28)
Sale of California Steel Industries, Deferred taxes net		28
Transfer to asset to held for sale, Liabilities	(213)
Balance at ending of period, Assets	9,565	10,770
Balance at ending of period, Liabilities	870	1,413
Balance at ending of period, Deferred taxes net	$ 8,482	$ 9,357